THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH SUCH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 14, 2007

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                              ------------------

Check here if Amendment [   ]; Amendment Number:      1
                                                ---------------
     This Amendment (Check only one.):      [  ] is a restatement.
                                            [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Magnetar Financial LLC
Address:     1603 Orrington Avenue
             13th Floor
             Evanston, IL  60201

Form 13F File Number:  28-11800
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Michael Turro
Title:       Chief Compliance Officer
Phone:       (847) 905-4690

Signature, Place, and Date of Signing:

    /s/ Michael Turro                  Evanston, IL           November 14, 2007
----------------------------    -------------------------     -----------------
      [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0
                                           ------------------------------

Form 13F Information Table Entry Total:      18
                                           ------------------------------

Form 13F Information Table Value Total:    $1,838,295
                                           ------------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None


                                                 MAGNETAR INVESTMENT MANAGEMENT, LLC
                                                              FORM 13F
                                                    Quarter Ended June 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                              CLASS                       VALUE      SHRS OR    SH/  PUT/ INVESTMENT  OTHER      VOTING  AUTHORITY
                              -----                       ------     --------   ---  ---- ----------  ------    -------------------
NAME OF ISSUER                TITLE            CUSIP      (X$1,000)  PRN AMT    PRN  CALL DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------                -----            -----      ---------  -------    ---  ---- ----------  --------  ----    ------ ----
-----------------------------------------------------------------------------------------------------------------------------------
ALCAN INC                      COM          013716105      $43,309    532,700    SH          SOLE             532,700
-----------------------------------------------------------------------------------------------------------------------------------
ALCAN INC                      COM          013716105      $48,780    600,000    SH   PUT    SOLE             600,000
-----------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP                    COM          020039103     $196,736  2,912,450    SH          SOLE           2,912,450
-----------------------------------------------------------------------------------------------------------------------------------
ARCHSTONE SMITH TR             COM          039583109     $171,415  2,899,936    SH          SOLE           2,899,936
-----------------------------------------------------------------------------------------------------------------------------------
AVAYA INC                      COM          053499109      $42,107  2,500,400    SH          SOLE           2,500,400
-----------------------------------------------------------------------------------------------------------------------------------
C D W CORP                     COM          12512N105     $195,584  2,301,800    SH          SOLE           2,301,800
-----------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL COMMUNICATIONS   COM          184502102      $27,559    728,700    SH          SOLE             728,700
-----------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP                COM          319963104     $163,350  5,000,000    SH          SOLE           5,000,000
-----------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP                COM          319963104     $228,690  7,000,000    SH   CALL   SOLE           7,000,000
-----------------------------------------------------------------------------------------------------------------------------------
GREATER BAY BANCORP            COM          391648102      $20,880    750,000    SH          SOLE             750,000
-----------------------------------------------------------------------------------------------------------------------------------
INTL SECS EXCHANGE HLDGS INC   CL A         46031W204     $105,161  1,609,203    SH          SOLE           1,609,203
-----------------------------------------------------------------------------------------------------------------------------------
NUVEEN INVTS INC               CL A         67090F106      $75,531  1,215,300    SH          SOLE           1,215,300
-----------------------------------------------------------------------------------------------------------------------------------
OPTION CARE INC                COM          683948103      $10,445    678,247    SH          SOLE             678,247
-----------------------------------------------------------------------------------------------------------------------------------
PAYLESS SHOESOURCE INC         COM          704379106       $7,310    231,691    SH          SOLE             231,691
-----------------------------------------------------------------------------------------------------------------------------------
SLM CORP                       COM          78442P106     $347,042  6,027,135    SH          SOLE           6,027,135
-----------------------------------------------------------------------------------------------------------------------------------
SOLECTRON CORP                 COM          834182107      $66,240 18,000,000    SH          SOLE          18,000,000
-----------------------------------------------------------------------------------------------------------------------------------
STATION CASINOS INC            COM          857689103       $2,274     26,200    SH   CALL   SOLE              26,200
-----------------------------------------------------------------------------------------------------------------------------------
TXU CORP                       COM          873168108      $85,882  1,276,100    SH          SOLE           1,276,100
-----------------------------------------------------------------------------------------------------------------------------------